Revenue and Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue and Accounts Receivable [Abstract]
Revenue and Accounts Receivable

NOTE 6 — Revenue and Accounts Receivable

Revenue

The following table disaggregates the revenue included in the condensed consolidated statements of operations and comprehensive loss into its major components:

	Three months ended
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Feasibility studies	$—	$50
Test data sales	—	—
Testing services	—	—
Total revenue	$—	$50

Performance Obligations

Revenue recognized under contracts with customers exclusively includes the performance obligations satisfied in the applicable reporting period.

Accounts Receivable

Accounts receivable, net consist of the following balances included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Accounts receivable, gross	$—	$58
Allowance for credit losses	—	—
Accounts receivable, net	$—	$58

During the three months ended March 31, 2024 (Successor) and March 31, 2023 (Predecessor), the Company did not record any provision for credit losses within General and administrative expense on the condensed consolidated statements of operations and comprehensive loss associated with its accounts receivable.

NOTE 7 — Revenue and Accounts Receivable

Revenue

The following table disaggregates the Company’s revenue streams into its major sub-components:

	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
Feasibility studies	$—	$175	$125
Test data sales	—	—	150
Testing services	—	—	305
Total revenue	$—	$175	$580

Feasibility studies revenue comprises studies conducted on behalf of potential licensees to determine the applicability of the NET Power Cycle to the counterparty’s specific use case. The Company’s performance obligations associated with feasibility studies are satisfied over time because the customer simultaneously receives and consumes the benefits as the Company delivers the relevant reports. The Company measures progress under these arrangements using an output method based on contract phases reached.

Test data sales comprises the sale to potential licensees of access to testing results and other data associated with testing performed at the Demonstration Plant. The Company’s performance obligations associated with test data contracts are satisfied over time because the customer simultaneously receives and consumes the benefits as the Company performs. The Company measures progress under these arrangements using an output method based on contract phases reached.

Testing services revenue comprised reimbursement of costs associated with the performance of testing on behalf of a customer at the Demonstration Plant. The Company’s performance obligations associated with testing services are satisfied over time because the grant recipient received the benefit simultaneous to the Company’s performance. The Company was compensated based on expenses incurred plus an administrative markup. The Company measured progress under this arrangement using an input method based on costs incurred. Expenses related to the project were recorded as Cost of revenue on the consolidated statement of operations and comprehensive loss and submitted for reimbursement with an administrative markup.

Performance Obligations

Revenue recognized under contracts with customers exclusively includes the performance obligations satisfied in the applicable reporting period and excludes all performance obligations satisfied in prior reporting periods. As of December 31, 2023 (Successor), the Company recorded no transaction prices allocated to open performance obligations.

Accounts Receivable

Accounts receivable, net as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor) includes the following balances:

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Accounts receivable, gross	$58	352
Allowance for doubtful accounts	—	—
Accounts receivable, net	$58	$352

During the period from January 1, 2023 through June 7, 2023 (Predecessor), the Company recorded bad debt expense associated with its accounts receivables equal to $352 within General and administrative expense on the consolidated statement of operations and comprehensive loss, respectively. During the periods from June 8, 2023 through December 31, 2023 (Successor) and the year ended December 31, 2022 (Predecessor), the Company did not record any bad debt expense associated with its accounts receivable.